Multi-Asset Diversified Income Index Fund Annual Fund Operating Expenses - Multi-Asset Diversified Income Index Fund	Sep. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Multi-Asset Diversified Income Index Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.23%
Expenses (as a percentage of Assets)	0.83%	[1]
Fee Waiver or Reimbursement	(0.12%)	[2]
Net Expenses (as a percentage of Assets)	0.71%	[1]

[1]	Expenses have been restated to reflect the current fiscal year.
[2]	Pursuant to a contractual agreement between the Trust, on behalf of the Fund, and First Trust Advisors, L.P., the Fund’s investment advisor, the management fees paid to the Fund’s investment advisor will be reduced by the proportional amount of the management fees earned by the Fund on assets invested in other investment companies advised by the Fund’s investment advisor. This contractual agreement shall continue until the earliest of (i) January 31, 2027, (ii) its termination at the direction of the Board of Trustees or (iii) upon the termination of the investment management agreement by and between the Fund, the Trust and the Fund’s investment advisor.